Summary of Significant Accounting Policies - Income Tax Expense - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Income Taxes [Line Items]
Deferred tax expense	€ (909,000,000)	€ (543,000,000)	€ (1,269,000,000)
Elimination of Inter-segment Amounts [Member]
Disclosure Of Income Taxes [Line Items]
Deferred tax expense	€ 0